Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
Accrued Liabilities

Note 4 - Accrued Liabilities

Accrued liabilities consist of:

	As of	As of
	June 30, 2017	December 31, 2016
Lab services & supplies	$6,080	$87,100
Professional fees	50,031	17,760
Consultant fees	2,500	2,500
Interest	13,542	25,420
Other	9,700	-
Total accrued liabilities	$81,853	$132,780

Note 5 – Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2016	2015
Lab services & supplies	$87,100	$72,044
Professional fees	17,760	48,265
Consultant fees	2,500	15,495
Interest	25,420	17,826
Other	-	2,083
Total accrued liabilities	$132,780	$155,713